Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, Total	8,923	9,045
Add: Unrealized mark-to-market loss	2	12
Less: Long-term debt payable within one year	(552)	(756)
Long-term debt	8,373	8,301
3.13% Series 19 Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Total		750
2.95% Series 21 Notes Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500	500
Floating-Rate Series 22 Notes Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	50	50
4.64% Series 10 Notes Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	450	450
Floating-Rate Series 27 Notes Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	50	50
5.18% Series 13 Notes Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	600	600
2.78% Series 28 Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	750	750
Floating-Rate Series 31 Notes Due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	228
4.40% Series 20 Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	300	300
3.20% Series 25 Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	600	600
7.35% Debentures Due 2030 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	400	400
6.93% Series 2 Notes Due 2032 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500	500
6.35% Series 4 Notes Due 2034 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	385	385
5.36% Series 9 Notes Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	600	600
4.89% Series 12 Notes Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	400	400
6.03% Series 17 Notes Due 2039 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	300	300
5.49% Series 18 Notes Due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500	500
4.39% Series 23 Notes Due 2041 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	300	300
6.59% Series 5 Notes Due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	315	315
4.59% Series 29 Notes Due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	435	435
4.17% Series 32 Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	350
5.00% Series 11 Notes Due 2046 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	325	325
4.00% Series 24 Notes Due 2051 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	225	225
3.79% Series 26 Notes Due 2062 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	310	310
4.29% Series 30 Notes Due 2064 [Member]
Debt Instrument [Line Items]
Long-term debt, Total	50